UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments December 31, 2016 (unaudited)

Tortoise Select Income Bond Fund

	Par	Fair Value
Asset Backed Securities - 4.7%(1)
Automotive - 4.0%(1)
AmeriCredit Automobile Receivables Trust
2.410%, 07/08/2022	$20,000	$19,835
GM Financial Automobile Leasing Trust
1.970%, 05/20/2020	10,000	9,908
World Omni Automobile Lease Securitization Trust
1.450%, 08/15/2019	10,000	9,976
		39,719
Credit Cards - 0.7%(1)
Capital One Multi-Asset Execution Trust
1.116%, 09/16/2024(2)	7,000	7,012
Total Asset Backed Securities
(Cost $46,513)		46,731

Corporate Bonds - 42.4%(1)
Airlines - 1.9%(1)
LATAM Airlines Group S.A.
4.200%, 11/15/2027	9,520	9,425
United Airlines
3.750%, 09/03/2026	9,423	9,482
		18,907
Automotive - 0.5%(1)
General Motors Financial Company, Inc.
3.700%, 05/09/2023	5,000	4,927
Banks - 7.6%(1)
Bank of America Corp.
2.503%, 10/21/2022	10,000	9,684
Citigroup, Inc.
4.300%, 11/20/2026	10,000	10,111
First Horizon National Corp.
3.500%, 12/15/2020	10,000	10,100
Goldman Sachs Group, Inc.
5.150%, 05/22/2045	5,000	5,278
JPMorgan Chase & Co.
4.250%, 10/01/2027	10,000	10,296
Morgan Stanley
5.000%, 11/24/2025	10,000	10,702
Toronto-Dominion Bank
3.625%, 09/15/2031(2)(3)	10,000	9,785
Wells Fargo & Co.
3.000%, 10/23/2026	5,000	4,768
5.875%, 12/31/2049(2)	5,000	5,256
		75,980
Building Materials and Home Builders - 1.7%(1)
Owens Corning
7.000%, 12/01/2036	10,000	11,891
Toll Brothers Finance Corp.
4.875%, 11/15/2025	5,000	4,925
		16,816
Chemicals - 1.0%(1)
Celanese US Holdings LLC
4.625%, 11/15/2022	5,000	5,274
Chemours Co.
6.625%, 05/15/2023	5,000	4,975
		10,249
Consumer Staples - 1.0%(1)
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	5,000	5,426
Flowers Foods, Inc.
3.500%, 10/01/2026	5,000	4,769
		10,195
Diversified Financial Services - 3.6%(1)
Ally Financial, Inc.
5.750%, 11/20/2025	5,000	5,006

E*TRADE Financial Corp.
5.375%, 11/15/2022	10,000	10,584
International Lease Finance Corp.
5.875%, 08/15/2022	10,000	10,875
Stifel Financial Corp.
3.500%, 12/01/2020	10,000	10,037
		36,502
Energy - 8.5%(1)
Buckeye Partners LP
3.950%, 12/01/2026	5,000	4,876
Enable Midstream Partners LP
3.900%, 05/15/2024	5,000	4,750
Energy Transfer Partners LP
3.600%, 02/01/2023	5,000	4,924
EnLink Midstream Partners LP
4.850%, 07/15/2026	5,000	5,053
Genesis Energy LP / Genesis Energy Finance Corp.
6.750%, 08/01/2022	5,000	5,220
HollyFrontier Corp.
5.875%, 04/01/2026	5,000	5,118
Kinder Morgan, Inc.
5.625%, 11/15/2023(4)	5,000	5,496
Murphy Oil Corp.
6.875%, 08/15/2024	4,000	4,270
Oasis Petroleum, Inc.
6.875%, 01/15/2023	5,000	5,150
Petroleos Mexicanos
5.375%, 03/13/2022(3)(4)	10,000	10,252
Phillips 66 Partners LP
4.900%, 10/01/2046	5,000	4,820
Rose Rock Midstream LP / Rose Rock Finance Corp.
5.625%, 11/15/2023	5,000	4,900
SM Energy Co.
5.625%, 06/01/2025	5,000	4,850
Valero Energy Corp.
3.400%, 09/15/2026	5,000	4,800
Valero Energy Partners LP
4.375%, 12/15/2026	5,000	5,055
Western Gas Partners LP
4.650%, 07/01/2026	5,000	5,187
		84,721
Healthcare - 2.4%(1)
Abbott Laboratories
3.750%, 11/30/2026	5,000	4,976
AbbVie, Inc.
4.700%, 05/14/2045	5,000	4,925
HCA, Inc.
5.375%, 02/01/2025	5,000	5,019
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023(3)	5,000	4,759
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	5,000	4,731
		24,410
Industrial - 0.5%(1)
United Rentals North America, Inc.
5.750%, 11/15/2024	5,000	5,275
Insurance - 0.5%(1)
Unum Group
4.000%, 03/15/2024	5,000	5,028
Manufacturing - 0.5%(1)
Trinity Industries, Inc.
4.550%, 10/01/2024	5,000	4,815
Materials - 1.5%(1)
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	5,000	4,675
Glencore Funding LLC
4.125%, 05/30/2023(4)	5,000	5,039
Hudbay Minerals, Inc.
7.625%, 01/15/2025(4)	5,000	5,209
		14,923
Media - 2.6%(1)
CSC Holdings LLC
6.750%, 11/15/2021	5,000	5,387

DISH DBS Corp.
5.875%, 11/15/2024	5,000	5,164
Interpublic Group of Companies, Inc.
4.200%, 04/15/2024	5,000	5,146
Sirius XM Radio, Inc.
6.000%, 07/15/2024(4)	5,000	5,237
Time Warner Cable LLC
6.550%, 05/01/2037	5,000	5,677
		26,611
Paper and Packaging - 1.0%(1)
Amcor Finance USA, Inc.
3.625%, 04/28/2026(4)	5,000	4,907
Berry Plastics Corp.
5.125%, 07/15/2023	5,000	5,113
		10,020
Real Estate - 3.0%(1)
Brixmor Operating Partnership LP
3.850%, 02/01/2025	10,000	9,864
CBRE Services, Inc.
4.875%, 03/01/2026	5,000	4,991
EPR Properties
4.750%, 12/15/2026	5,000	4,961
Kilroy Realty LP
4.250%, 08/15/2029	10,000	9,819
		29,635
Technology - 1.6%(1)
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.450%, 06/15/2023(4)	10,000	10,622
First Data Corp.
5.750%, 01/15/2024(4)	5,000	5,178
		15,800
Telecommunications - 2.0%(1)
Sprint Corp.
7.125%, 06/15/2024	5,000	5,163
T-Mobile USA, Inc.
6.375%, 03/01/2025	4,000	4,285
Verizon Communications, Inc.
4.862%, 08/21/2046	10,000	10,173
		19,621
Utilities - 1.0%(1)
AQUARION Co.
4.000%, 08/15/2024(4)	5,000	5,002
NRG Energy, Inc.
6.250%, 05/01/2024	5,000	4,887
		9,889
Total Corporate Bonds
(Cost $424,787)		424,324

Mortgage Backed Securities - 23.9%(1)
Commercial - 5.6%(1)
COMM Mortgage Trust
4.243%, 02/10/2049	15,000	15,612
GS Mortgage Securities Trust
5.161%, 11/10/2046	10,000	11,008
JPMBB Commercial Mortgage Securities Trust
4.560%, 09/15/2047(2)	15,000	14,790
JPMorgan Chase Commercial Mortgage Securities Trust
4.053%, 01/15/2046(2)	14,000	14,778
		56,188
U.S. Government Agency - 18.3%(1)
Federal Home Loan Mortgage Corporation
4.500%, 08/01/2046	46,563	50,087
Federal National Mortgage Association
3.500%, 05/01/2036	38,469	39,854
4.000%, 10/01/2046	88,603	93,338
		183,279
Total Mortgage Backed Securities
(Cost $238,460)		239,467

U.S. Government Securities - 23.3%(1)
U.S. Treasury Bonds - 23.3%(1)
1.000%, 11/30/2018	185,000	184,429
1.250%, 10/31/2021	50,000	48,490
Total U.S. Government Securities
(Cost $232,786)		232,919

Total Investments - 94.3%(1)
(Cost $942,546)	943,441
Other Assets in Excess of Liabilities, Net - 5.7%(1)	57,455
Total Net Assets - 100.0%(1)	$1,000,896

(1)	Calculated as a percentage of net assets.
(2)	Variable rate security - The rate shown is the rate in effect as of December 31, 2016.
(3)	The Fund had $24,796 or 2.5% of net assets in foreign securities as of December 31, 2016.
(4)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of December 31, 2016, the value of these investments was $56,942 or 5.7% of net assets.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$424,324	$-	$424,324
Mortgage Backed Securities	-	239,467	-	239,467
U.S. Government Securities	-	232,919	-	232,919
Asset Backed Securities	-	46,731	-	46,731
Total Investments	$-	$943,441	$-	$943,441

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows:

Tortoise Select Income Bond Fund
Cost of investments	$942,546
Gross unrealized appreciation	2,294
Gross unrealized depreciation	(1,399)
Net unrealized appreciation	$895

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 27, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  February 27, 2017